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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TD Ameritrade Trust Company
Address: 717 17th Street, Suite 1700
Denver, CO 80202

Form 13F File Number: 28-15163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David Rigsby
Title: Associate General Counsel
Phone: 303-294-5349

Signature, Place, and Date of Signing:

David Rigsby Denver, Colorado March 19, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Table Entry Total:                      33
Form 13F Information Table Value Total:     196,816

List of Other Included Managers:None


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TD Ameritrade Trust Company


Form 13F June 30, 2012
Column 1			Column2			Column 3	Column 4			Column 5		Column 6	Column 7	Column 8

Name of 			Title of 		CUSIP		Value 		Shares/ 	SH/PRN 	PUT/CALL	Investment 	Other Manager	Voting Authority
Issuer				Class					(x$1000)	Prn Amt					Discretion			Sole	Shared	None
BARCLAYS BK PLC			IPATH DYNM VIX		06741L609	7994		140417		SH			Sole				140417
CLAYMORE EXCHANGE TRD FD TR	GUGG TIMBER ETF		18383Q879	3434		204308		SH			Sole				204308
FLEXSHARES TR			IBOXX 3R TARGT		33939L506	7471		295308		SH			Sole				295308
ISHARES INC			MSCI BRAZIL		464286400	1110		21463		SH			Sole				21463
ISHARES TR			BARCLYS 1-3 YR		464287457	1797		21296		SH			Sole				21296
ISHARES TR			BARCLYS 3-7 YR		464288661	6056		49234		SH			Sole				49234
ISHARES TR			BARCLYS INTER GV	464288612	2		18		SH			Sole				18
ISHARES TR			BARCLYS TIPS BD		464287176	11947		99804		SH			Sole				99804
ISHARES TR			EPRA/NAR DEV R/E	464288489	1117		39163		SH			Sole				39163
ISHARES TR			HIGH YLD CORP		464288513	7082		77579		SH			Sole				77579
ISHARES TR			IBOXX INV CPBD		464287242	10298		87576		SH			Sole				87576
ISHARES TR			RUSSELL 2000		464287655	26		330		SH			Sole				330
ISHARES TR			RUSSELL1000GRW		464287614	3676		58137		SH			Sole				58137
ISHARES TR			RUSSELL1000VAL		464287598	375		5503		SH			Sole				5503
ISHARES TR			S&P 500 VALUE		464287408	17356		278683		SH			Sole				278683
ISHARES TR			S&P MIDCAP 400		464287507	21969		233292		SH			Sole				233292
ISHARES TR			S&P NA NAT RES		464287374	1		27		SH			Sole				27
ISHARES TR			S&P SMLCAP 600		464287804	13950		190397		SH			Sole				190397
ISHARES TR			S&P500 GRW		464287309	17587		239248		SH			Sole				239248
POWERSHARES ETF TRUST II	SENIOR LN PORT		73936Q769	2455		100703		SH			Sole				100703
SPDR INDEX SHS FDS		DJ INTL RL ETF		78463X863	4768		129647		SH			Sole				129647
SPDR INDEX SHS FDS		GLB NAT RESRCE		78463X541	7033		147824		SH			Sole				147824
SPDR INDEX SHS FDS		S&P CHINA ETF		78463X400	1327		20832		SH			Sole				20832
SPDR SERIES TRUST		BARC CAPTL ETF		78464A474	3472		114029		SH			Sole				114029
SPDR SERIES TRUST		DB INT GVT ETF		78464A490	3694		62730		SH			Sole				62730
SPDR SERIES TRUST		DJ REIT ETF		78464A607	4100		56255		SH			Sole				56255
VANGUARD INDEX FDS		GROWTH ETF		922908736	1		19		SH			Sole				19
VANGUARD INDEX FDS		REIT ETF		922908553	133		2027		SH			Sole				2027
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US		922042775	22072		538613		SH			Sole				538613
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	3519		43238		SH			Sole				43238
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	4899		122684		SH			Sole				122684
WISDOMTREE TR			EM LCL DEBT FD		97717X867	4892		96647		SH			Sole				96647
WISDOMTREE TRUST		INDIA ERNGS FD		97717W422	1203		69796		SH			Sole				69796
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